Guarantees - Additional Information (Details) $ in Millions	6 Months Ended
Jun. 30, 2020 USD ($)
Standby Letters of Credit [Member]
Loss Contingencies [Line Items]
Maximum amount of loss due to credit risk	$ 2.3